UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, MA  02110

13F File Number:  028-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, the
           General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
__________________________________________________
Thomas B. Ellis     Boston, Massachusetts/USA     May 11, 2012

*
__________________________________________________
Todd B. Hammer      Boston, Massachusetts/USA     May 11, 2012

*
__________________________________________________
Sarah L. Filion, Attorney-in-Fact

Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 19, 2009.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $785,034 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    51465  1500000 SH       SOLE                  1500000
ALIMERA SCIENCES INC           COM              016259103     3885  1142562 SH       SOLE                  1142562
CAREFUSION CORP                COM              14170T101    31781  1225634 SH       SOLE                  1225634
CHRISTOPHER & BANKS CORP       COM              171046105     3423  1840300 SH       SOLE                  1840300
CIT GROUP INC                  COM NEW          125581801    39590   960000 SH       SOLE                   960000
COLLECTIVE BRANDS INC          COM              19421W100    13510   687162 SH       SOLE                   687162
CSG SYS INTL INC               COM              126349109    25254  1668000 SH       SOLE                  1668000
DELIA'S INC NEW                COM              246911101     3637  2598048 SH       SOLE                  2598048
ENZON PHARMACEUTICALS INC      COM              293904108     9405  1375000 SH       SOLE                  1375000
FIRSTENERGY CORP               COM              337932107    25075   550000 SH  CALL SOLE
GENERAL MTRS CO                COM              37045V100    51300  2000000 SH       SOLE                  2000000
GENON ENERGY INC               COM              37244E107    14040  6750000 SH       SOLE                  6750000
HEALTH NET INC                 COM              42222G108    42699  1075000 SH       SOLE                  1075000
HOSPIRA INC                    COM              441060100    35147   940000 SH       SOLE                   940000
INTERVAL LEISURE GROUP INC     COM              46113M108    13311   765010 SH       SOLE                   765010
JDA SOFTWARE GROUP INC         COM              46612K108    13703   498641 SH       SOLE                   498641
JPMORGAN CHASE & CO            COM              46625H100    41382   900000 SH       SOLE                   900000
LEAR CORP                      COM NEW          521865204    40911   880000 SH       SOLE                   880000
LIFE TECHNOLOGIES CORP         COM              53217V109    47355   970000 SH       SOLE                   970000
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    43002  1508300 SH       SOLE                  1508300
MCG CAPITAL CORP               COM              58047P107     1653   388057 SH       SOLE                   388057
NEW YORK & CO INC              COM              649295102    18650  5000000 SH       SOLE                  5000000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     4106   494098 SH       SOLE                   494098
PEP BOYS MANNY MOE & JACK      COM              713278109    21986  1473600 SH  CALL SOLE
PEP BOYS MANNY MOE & JACK      COM              713278109    18808  1260600 SH       SOLE                  1260600
POPULAR INC                    COM              733174106     1538   750000 SH       SOLE                   750000
PSIVIDA CORP                   COM              74440J101     1786   960000 SH       SOLE                   960000
SANOFI                         RIGHT 12/31/2020 80105N113     6750  5000000 SH       SOLE                  5000000
SPARK NETWORKS INC             COM              84651P100     5933  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    30835  1334842 SH       SOLE                  1334842
WELLPOINT INC                  COM              94973V107    47970   650000 SH       SOLE                   650000
WELLPOINT INC                  COM              94973V107    29520   400000 SH  CALL SOLE
XEROX CORP                     COM              984121103    45624  5650000 SH       SOLE                  5650000